Expected Future Benefit Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
2014	¥ 27,762
2015	30,427
2016	32,921
2017	34,154
2018	36,391
2019 - 2023	218,706
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
2014	10,314
2015	11,022
2016	10,658
2017	11,306
2018	11,937
2019 - 2023	¥ 68,135